ANNUAL REPORT -- FINANCIAL STATEMENTS

T. ROWE PRICE

TAX-FREE HIGH YIELD FUND

FEBRUARY 28, 2001
================================================================================
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------                               Percent of      Percent of
                                                     Net Assets      Net Assets
                                                        8/31/00         2/28/01

Hospital Revenue                                         15%               16%
Life Care / Nursing Home Revenue                         14                14
Industrial and Pollution Control Revenue                 12                12
Nuclear Revenue                                           9                 9
Prerefunded Bonds                                         8                 8
Housing Finance Revenue                                   8                 7
Solid Waste Revenue                                       4                 5
Lease Revenue                                             4                 4
General Obligation - Local                                6                 4
Escrowed to Maturity                                      4                 4
Miscellaneous Revenue                                     3                 3
Dedicated Tax Revenue                                     3                 3
Ground Transportation Revenue                             3                 3
Electric Revenue                                          2                 2
General Obligation - State                                1                 2
Educational Revenue                                       2                 2
All Other                                                 1                 1
Other Assets Less Liabilities                             1                 1
Total                                                   100%              100%

================================================================================
T. Rowe Price Tax-Free High Yield Fund
--------------------------------------
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                                 Year
                                Ended
                              2/28/01   2/29/00   2/28/99   2/28/98   2/28/97
                              -------   -------   -------   -------   -------
NET ASSET VALUE

Beginning of period           $ 11.21   $ 12.53   $ 12.66   $ 12.12   $ 12.10
Investment activities
Net investment income (loss)     0.67      0.66      0.66      0.69      0.70
Net realized and
unrealized gain (loss)           0.35     (1.32)    (0.07)     0.54      0.02
Total from
investment activities            1.02     (0.66)     0.59      1.23      0.72
Distributions
Net investment income           (0.67)    (0.66)    (0.66)    (0.69)    (0.70)
Net realized gain                  --       --      (0.06)      --        --
Total distributions             (0.67)    (0.66)    (0.72)    (0.69)    (0.70)

NET ASSET VALUE
End of period                 $ 11.56   $ 11.21   $ 12.53   $ 12.66   $ 12.12
Ratios/Supplemental Data
Total return+                    9.36%    (5.41)%    4.80%    10.42%     6.22%
Ratio of total expenses to
average net assets               0.72%     0.71%     0.71%     0.72%     0.74%
Ratio of net investment
income (loss) to average
net assets                       5.89%     5.54%     5.28%     5.59%     5.86%
Portfolio turnover rate         15.1%     57.4%     38.9%     24.4%     37.0%
Net assets, end of period
(in millions)                 $  1,095  $  1,080  $  1,357  $  1,242  $  1,053

+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

================================================================================
T. Rowe Price Tax-Free High Yield Fund
--------------------------------------                        February 28, 2001
STATEMENT OF NET ASSETS
-----------------------                                   Par/Shares      Value
                                                                In thousands
ALABAMA  2.3%
Alexander Special Care Fac. Fin. Auth., Russell Hosp.
          6.00%, 12/1/22                                $   3,125   $    2,665
-------------------------------------------------------------------------------
Baldwin County Eastern Shore Health Care Auth.
     Thomas Hosp.
          5.75%, 4/1/27                                     2,500        2,041
-------------------------------------------------------------------------------
          6.75%, 4/1/21                                     1,450        1,365
-------------------------------------------------------------------------------
          8.50%, 4/1/16 (Prerefunded 4/1/01+)               4,000        4,097
-------------------------------------------------------------------------------
Columbia IDB, Alabama Power
          VRDN (Currently 3.25%)                            1,200        1,200
-------------------------------------------------------------------------------
Courtland IDB
          6.70%, 11/1/29 *                                  1,000        1,042
-------------------------------------------------------------------------------
     Solid Waste Disposal, Champion Int'l.,5.90%, 2/1/17    3,750        3,694
-------------------------------------------------------------------------------
Mobile, GO
     Capital Improvement Warrants
          Zero Coupon, 8/15/18 (MBIA Insured)               4,550        1,475
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/19 (MBIA Insured)               4,675        1,413
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/20 (MBIA Insured)               4,810        1,355
-------------------------------------------------------------------------------
Selma IDB, Int'l., Paper, 6.70%, 2/1/18 *                   2,000        2,088
-------------------------------------------------------------------------------
Shelby County, GO
          7.40%, 8/1/07                                     2,000        2,097
-------------------------------------------------------------------------------
          7.70%, 8/1/17                                     1,000        1,050
-------------------------------------------------------------------------------
Total Alabama (Cost  $25,076)                                           25,582

ALASKA  1.7%
Alaska Housing Fin.
          5.875%, 12/1/24                                   5,000        5,107
-------------------------------------------------------------------------------
          6.10%, 6/1/30                                     4,930        5,162
-------------------------------------------------------------------------------
          6.15%, 6/1/39                                     7,890        8,238
-------------------------------------------------------------------------------
Total Alaska (Cost  $17,402)                                            18,507

ARIZONA  1.1%
Maricopa County IDA, Victoria Housing, 9.50%, 5/1/23        4,440        4,514
-------------------------------------------------------------------------------
Peoria IDA
     Sierra Winds
          6.25%, 8/15/14                                    2,040        1,850
-------------------------------------------------------------------------------
Peoria IDA
     Sierra Winds
          6.25%, 8/15/20                                $   3,500   $    3,024
-------------------------------------------------------------------------------
          6.50%, 8/15/31                                    1,000          865
-------------------------------------------------------------------------------
Tempe IDA, Friendship Village of Tempe, 6.75%, 12/1/13      1,950        1,871
-------------------------------------------------------------------------------
Total Arizona (Cost  $12,557)                                           12,124

CALIFORNIA  4.7%
East Palo Alto Redev. Agency
     Univ. Circle Gateway
          6.50%, 10/1/19                                    1,000        1,062
-------------------------------------------------------------------------------
          6.625%, 10/1/29                                   1,780        1,887
-------------------------------------------------------------------------------
Foothill / Eastern Transportation Corridor Agency
     California Toll Road
          Zero Coupon, 1/1/15
          (Escrowed to Maturity)                            2,500        1,286
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/17
          (Escrowed to Maturity)                           12,265        5,540
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/19
          (Escrowed to Maturity)                           10,000        3,967
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/25
          (Escrowed to Maturity)                            8,000        2,256
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/26
          (Escrowed to Maturity)                           17,500        4,669
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/28
          (Escrowed to Maturity)                           10,000        2,387
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/30
          (Escrowed to Maturity)                           25,000        5,362
-------------------------------------------------------------------------------
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12               3,000        3,196
-------------------------------------------------------------------------------
Inglewood Redev.
     Century Redevelopment
          6.125%, 7/1/23                                    2,185        2,219
-------------------------------------------------------------------------------
          6.125%, 7/1/23 (Prerefunded 7/1/03+)              1,255        1,350
-------------------------------------------------------------------------------
Los Angeles County, COP, Marina del Rey, 6.50%, 7/1/08      3,250        3,435
-------------------------------------------------------------------------------
Sacramento City Fin. Auth., Convention Center
          6.25%, 1/1/30                                    10,000        9,834
-------------------------------------------------------------------------------
San Jose Multifamily Housing, Helzer Courts Apartments
          6.40%, 12/1/41 *                                  3,000        2,858
-------------------------------------------------------------------------------
Total California (Cost  $42,706)                                        51,308

COLORADO  2.0%
Colorado Housing Fin. Auth.
          8.65%, 8/1/03                                 $     220   $      224
-------------------------------------------------------------------------------
          8.70%, 11/1/04 *                                    550          563
-------------------------------------------------------------------------------
          9.00%, 8/1/03                                       225          228
-------------------------------------------------------------------------------
          9.40%, 8/1/03 (FHA Guaranteed) *                    100          101
-------------------------------------------------------------------------------
Denver City & County, Airport System
     United Air Lines, 6.875%, 10/1/32 *                   14,400       14,307
-------------------------------------------------------------------------------
E-470 Public Highway Auth.
          Zero Coupon, 9/1/20 (MBIA Insured)               17,420        6,172
-------------------------------------------------------------------------------
Total Colorado (Cost  $20,387)                                          21,595

CONNECTICUT  1.0%
Mashantucket Western Pequot Tribe
          5.50%, 9/1/28                                     5,000        4,657
-------------------------------------------------------------------------------
          5.75%, 9/1/27 (144a)                              4,000        3,878
-------------------------------------------------------------------------------
          5.70%, 9/1/12 (144a)                              1,000        1,028
-------------------------------------------------------------------------------
          5.75%, 9/1/18 (144a)                              1,000        1,000
-------------------------------------------------------------------------------
Total Connecticut (Cost  $10,372)                                       10,563

DELAWARE  0.8%
Delaware Economic Dev. Auth.
     Delmarva Power & Light
          7.15%, 7/1/18 (FGIC Insured)                      2,500        2,577
-------------------------------------------------------------------------------
     Peninsula Methodist Homes
          8.50%, 5/1/22                                       330          342
-------------------------------------------------------------------------------
          8.50%, 5/1/22 (Prerefunded 5/1/02+)               2,170        2,336
-------------------------------------------------------------------------------
Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14           3,975        3,979
-------------------------------------------------------------------------------
Total Delaware (Cost  $8,863)                                            9,234

DISTRICT OF COLUMBIA  2.3%
District of Columbia
     GO
          10.19%, 6/1/17 (FSA Insured)                      2,375        2,474
-------------------------------------------------------------------------------
          10.51%, 6/1/13 (FSA Insured)                      4,685        5,243
-------------------------------------------------------------------------------
          10.51%, 6/1/14 (FSA Insured)                      2,810        3,111
-------------------------------------------------------------------------------
District of Columbia
     American Geophysical Union, 5.875%, 9/1/23         $   1,750   $    1,692
-------------------------------------------------------------------------------
     James F. Oyster Elementary School Pilot
          6.60%, 11/1/15                                    2,270        2,353
-------------------------------------------------------------------------------
     Medlantic Health Care Group
          5.75%, 8/15/26 (MBIA Insured)
          (Escrowed to Maturity)                            6,000        6,172
-------------------------------------------------------------------------------
     Methodist Home
          5.50%, 1/1/11                                     1,000          910
-------------------------------------------------------------------------------
          6.00%, 1/1/20                                     3,920        3,280
-------------------------------------------------------------------------------
Total District of Columbia (Cost  $24,452)                              25,235

FLORIDA  3.5%
Brevard County Tourist Dev.
     Florida Marlins Spring Training Fac.
          6.875%, 3/1/13                                    1,520        1,525
-------------------------------------------------------------------------------
Broward County Resource Recovery
     Broward Waste Energy, L.P. North
          7.95%, 12/1/08                                    3,610        3,682
-------------------------------------------------------------------------------
     Broward Waste Energy, L.P. South
          7.95%, 12/1/08                                    3,665        3,756
-------------------------------------------------------------------------------
Charlotte County, IDR, Beverly Enterprises
          10.00%, 6/1/11                                      730          757
-------------------------------------------------------------------------------
Collier County IDA, Beverly Enterprises, 10.75%, 3/1/03     1,120        1,157
-------------------------------------------------------------------------------
Dade County, Guaranteed Entitlement
          Zero Coupon, 2/1/12 (MBIA Insured)               14,215        8,110
-------------------------------------------------------------------------------
Dade County IDA, Florida Power & Light
          VRDN (Currently 3.20%)                            1,150        1,150
-------------------------------------------------------------------------------
Escambia County, IDR, Beverly Enterprises, 9.80%, 6/1/11      395          405
-------------------------------------------------------------------------------
Hernando County,IDR, Beverly Enterprises,10.00%, 9/1/11       695          725
-------------------------------------------------------------------------------
Hillsborough County IDA, PCR, Tampa Electric
          VRDN (Currently 3.15%)                              800          800
-------------------------------------------------------------------------------
Jacksonville Electric Auth., Electric Systems
          VRDN (Currently 3.15%)                              900          900
-------------------------------------------------------------------------------
Jacksonville, IDR, Beverly Enterprises, 7.00%, 10/1/11      2,330        2,203
-------------------------------------------------------------------------------
Lee County IDA, Cypress Cove, 6.375%, 10/1/25               2,600        2,235
-------------------------------------------------------------------------------
Leon County, IDR, Beverly Enterprises, 9.80%, 6/1/11          395          405
-------------------------------------------------------------------------------
Orange County HFA
     Westminster Community Care
          6.50%, 4/1/12                                 $   2,525   $    2,370
-------------------------------------------------------------------------------
          6.75%, 4/1/34                                     2,695        2,385
-------------------------------------------------------------------------------
Orange County IDA, Beverly Enterprises, 9.25%, 8/1/10         375          389
-------------------------------------------------------------------------------
St. John's County IDA, Vicar's Landing, 6.75%, 2/15/12      4,000        3,918
-------------------------------------------------------------------------------
Winter Garden IDA, Beverly Enterprises, 8.75%, 7/1/12       1,000        1,048
-------------------------------------------------------------------------------
Total Florida (Cost  $37,684)                                           37,920

GEORGIA  2.3%
Americus & Sumter County Hosp. Auth.
     Magnolia Manor
          6.25%, 5/15/19                                    1,000          860
-------------------------------------------------------------------------------
          6.375%, 5/15/29                                   3,500        2,983
-------------------------------------------------------------------------------
Athens-Clarke Residential Care Fac.for the Elderly Auth.
     Wesley Woods of Athens, 6.375%, 10/1/27                2,500        2,145
-------------------------------------------------------------------------------
Coweta County Residential Care Fac.
     Wesley Woods of Newnan-Peachtree City
          8.25%, 10/1/26                                    3,145        3,360
-------------------------------------------------------------------------------
Municipal Electric Auth. of Georgia, 6.25%, 1/1/17          4,000        4,505
-------------------------------------------------------------------------------
Rockdale County Dev. Auth.
     Solid Waste Disposal, Visy Paper
          7.40%, 1/1/16 *                                   3,940        4,001
-------------------------------------------------------------------------------
          7.50%, 1/1/26 *                                   3,900        3,972
-------------------------------------------------------------------------------
Savannah Economic Dev. Auth., College of Art & Design
          6.80%, 10/1/19                                    3,430        3,574
-------------------------------------------------------------------------------
Total Georgia (Cost  $25,540)                                           25,400

HAWAII  0.7%
Hawaii Dept. of Budget & Fin.
     Kapiolani Health Obligated Group
          6.20%, 7/1/16                                     2,000        2,054
-------------------------------------------------------------------------------
          6.25%, 7/1/21                                     6,000        6,109
-------------------------------------------------------------------------------
Total Hawaii (Cost  $8,040)                                              8,163

IDAHO  0.3%
Idaho HFA, Single Family
          7.80%, 1/1/23 (FHA Guaranteed) *              $     830   $      846
-------------------------------------------------------------------------------
Idaho Student Loan Marketing Assoc., 6.70%, 10/1/07 *       2,500        2,567
-------------------------------------------------------------------------------
Total Idaho (Cost  $3,326)                                               3,413

ILLINOIS  6.3%
Aurora, Dreyer Medical Clinic, 8.75%, 7/1/14                3,885        4,024
-------------------------------------------------------------------------------
Chicago O'Hare Int'l. Airport
     American Airlines, 7.875%, 11/1/25 *                   2,500        2,555
-------------------------------------------------------------------------------
     United Airlines, 6.30%, 5/1/16                         3,500        3,495
-------------------------------------------------------------------------------
Illinois Dev. Fin. Auth.
     Adventist Health, 5.50%, 11/15/20                      4,500        4,068
-------------------------------------------------------------------------------
          PCR, Amoco Oil, VRDN (Currently 3.15%)              700          700
-------------------------------------------------------------------------------
Illinois HFA
     Community Hosp. of Ottawa, 6.85%, 8/15/24              5,275        5,202
-------------------------------------------------------------------------------
     Covenant Retirement Community, 7.60%, 12/1/12          2,665        2,841
-------------------------------------------------------------------------------
     Glen Oaks Medical Center
          7.00%, 11/15/19 (Escrowed to Maturity)            3,300        3,616
-------------------------------------------------------------------------------
     Hinsdale Hosp.
          7.00%, 11/15/19 (Escrowed to Maturity)            5,100        5,589
-------------------------------------------------------------------------------
     Holy Cross Hosp., 6.75%, 3/1/24                        6,650        5,271
-------------------------------------------------------------------------------
     Northwest Community Hosp.
          VRDN (Currently 3.55%)                            4,900        4,900
-------------------------------------------------------------------------------
     Riverside Health Systems, 6.80%, 11/15/20              2,250        2,387
-------------------------------------------------------------------------------
     Riverside Medical Center, 5.75%, 11/15/20              2,620        2,487
-------------------------------------------------------------------------------
     Univ. of Chicago Hosp.
          VRDN (Currently 3.20%) (MBIA Insured)             4,900        4,900
-------------------------------------------------------------------------------
     Victory Health Services, 5.375%, 8/15/16               5,105        4,733
-------------------------------------------------------------------------------
Metropolitan Pier and Exposition Auth.
     McCormick Place, 5.25%, 12/15/28 (FGIC Insured)        7,000        6,939
-------------------------------------------------------------------------------
Southwestern Illinois Dev. Auth., Anderson Hosp.
          7.00%, 8/15/22 (Prerefunded 8/15/02+)             2,500        2,664
-------------------------------------------------------------------------------
Village of Carol Stream, DuPage County
     Windsor Park Manor
          7.00%, 12/1/13                                    2,000        1,941
-------------------------------------------------------------------------------
          7.20%, 12/1/14                                    1,200        1,186
-------------------------------------------------------------------------------
Total Illinois (Cost  $69,599)                                          69,498

INDIANA  2.0%
Goshen, Greencroft Obligation Group, 5.75%, 8/15/28     $   4,000   $    3,037
-------------------------------------------------------------------------------
Hammond, Sewage and Solid Waste Disposal
     American Maize Products, 8.00%, 12/1/24 *              3,800        3,893
-------------------------------------------------------------------------------
Indiana HFA, Clarian Health Partners
          5.50%, 2/15/16 (MBIA Insured)                     2,800        2,867
-------------------------------------------------------------------------------
Indiana HFFA, Deaconess Hosp., 5.50%, 3/1/29                3,600        3,312
-------------------------------------------------------------------------------
Indianapolis Airport Auth., Federal Express
          7.10%, 1/15/17 *                                  5,000        5,308
-------------------------------------------------------------------------------
St. Joseph County Economic Dev.
     Madison Center
          5.45%, 2/15/17                                    3,400        2,981
-------------------------------------------------------------------------------
          5.50%, 2/15/21                                    1,150          980
-------------------------------------------------------------------------------
Total Indiana (Cost  $23,246)                                           22,378

IOWA  0.2%
Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                  2,400        2,240
-------------------------------------------------------------------------------
Total Iowa (Cost  $2,400)                                                2,240

KANSAS  0.6%
Olathe Senior Living Fac., Aberdeen Village
          8.00%, 5/15/30                                    2,000        2,017
-------------------------------------------------------------------------------
Overland Park Dev., 7.375%, 1/1/32                          5,000        5,013
-------------------------------------------------------------------------------
Total Kansas (Cost  $6,870)                                              7,030

KENTUCKY  1.3%
Florence Housing Fac., Bluegrass RHF Housing
          7.625%, 5/1/27 (Prerefunded 5/1/07+)              2,500        2,992
-------------------------------------------------------------------------------
Kenton County Airport Board
     Delta Airlines
          7.50%, 2/1/12 *                                   5,530        5,700
-------------------------------------------------------------------------------
          7.50%, 2/1/20 *                                   5,360        5,536
-------------------------------------------------------------------------------
Total Kentucky (Cost  $13,427)                                          14,228

LOUISIANA  2.8%
Lake Charles Harbor & Terminal Dist., Panhandle Eastern
          7.75%, 8/15/22                                    5,000        5,335
-------------------------------------------------------------------------------
Louisiana Offshore Terminal Auth., Deepwater Port
     Touro Infirmary
          7.60%, 9/1/10                                 $   4,050   $    4,143
-------------------------------------------------------------------------------
Louisiana PFA
          5.625%, 8/15/29                                   2,750        2,482
-------------------------------------------------------------------------------
     IDR, Beverly Enterprises, 8.25%, 9/1/08                1,070        1,114
-------------------------------------------------------------------------------
     Pendelton Memorial Methodist Hosp.
-------------------------------------------------------------------------------
          5.25%, 6/1/28                                     5,780        3,593
-------------------------------------------------------------------------------
          5.25%, 6/1/17                                     4,515        3,130
-------------------------------------------------------------------------------
     St. James Place of Baton Rouge, 10.00%, 11/1/21
          (Prerefunded 11/1/01+)                            4,500        4,779
-------------------------------------------------------------------------------
Plaquemines Parish IDB, PCR
     Amax Nickel Refining
          7.25%, 10/1/09                                    1,280        1,280
-------------------------------------------------------------------------------
West Feliciana Parish, PCR, Entergy Gulf States
          5.65%, 9/1/04                                     5,000        5,085
-------------------------------------------------------------------------------
Total Louisiana (Cost  $33,484)                                         30,941

MARYLAND  3.2%
Berlin, Atlantic General Hosp., 8.375%, 6/1/22              1,830        1,882
-------------------------------------------------------------------------------
Gaithersburg Economic Dev., Asbury Methodist
          5.50%, 1/1/15                                     5,750        5,640
-------------------------------------------------------------------------------
Maryland CDA, Single Family, 7.25%, 4/1/19                  2,500        2,554
-------------------------------------------------------------------------------
Maryland Energy Fin. Administration, 7.50%, 9/1/15 *        6,000        5,743
-------------------------------------------------------------------------------
Maryland HHEFA
     Doctor's Community Hosp., 5.50%, 7/1/24                4,000        3,248
-------------------------------------------------------------------------------
     Pooled Loan Program, VRDN (Currently 3.10%)            1,000        1,000
-------------------------------------------------------------------------------
Maryland Ind. Dev. Fin. Auth.
     American Association of Blood Banks, 7.25%, 8/1/13     2,700        2,740
-------------------------------------------------------------------------------
Maryland National Capital Park Planning Commission
     Little Bennett Golf Fac.
          8.25%, 10/1/11 (Prerefunded 10/1/02+)             1,845        2,012
-------------------------------------------------------------------------------
Montgomery County Housing Opportunities Commission
     Multifamily, 8.75%, 7/1/27                             1,990        2,073
-------------------------------------------------------------------------------
     Single Family
          Zero Coupon, 7/1/27                               4,250          912
-------------------------------------------------------------------------------
          Zero Coupon, 7/1/28                               9,500        2,065
-------------------------------------------------------------------------------
          6.10%, 7/1/27                                     1,975        2,024
-------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
     Baltimore Resco Retrofit, 5.00%, 1/1/12 *              3,000        2,691
-------------------------------------------------------------------------------
Total Maryland (Cost  $34,273)                                          34,584

MASSACHUSETTS  3.5%
Massachusetts, GO
          7.50%, 6/1/04                                 $   2,750   $    2,964
-------------------------------------------------------------------------------
     Central Artery, VRDN (Currently 3.20%)                   900          900
-------------------------------------------------------------------------------
Massachusetts Bay Transportation Auth., GO
     General Transportation
          7.00%, 3/1/19                                     2,500        3,052
-------------------------------------------------------------------------------
          7.00%, 3/1/21                                     2,000        2,443
-------------------------------------------------------------------------------
Massachusetts Dev. Fin. Agency
     Boston Univ.
          5.375%, 5/15/39                                   3,000        2,917
-------------------------------------------------------------------------------
          5.45%, 5/15/59                                    2,500        2,448
-------------------------------------------------------------------------------
     Ogden Haverhill, 6.70%, 12/1/14 *                      2,250        2,300
-------------------------------------------------------------------------------
Massachusetts HEFA, Nichols College, 6.125%, 10/1/29        3,500        3,046
-------------------------------------------------------------------------------
Massachusetts Housing Fin. Agency
     Housing Project, 6.375%, 4/1/21                        1,925        1,996
-------------------------------------------------------------------------------
     Single Family, 6.35%, 6/1/17                           1,695        1,748
-------------------------------------------------------------------------------
Massachusetts Ind. Fin. Agency
     Bradford College, 5.625%, 11/1/28                      6,000        3,000
-------------------------------------------------------------------------------
     Nevins Home, 7.875%, 7/1/23                            5,110        5,131
-------------------------------------------------------------------------------
     Ogden Haverhill
          5.40%, 12/1/11 *                                  3,600        3,490
-------------------------------------------------------------------------------
          5.60%, 12/1/19 *                                  2,000        1,793
-------------------------------------------------------------------------------
Massachusetts Water Resources Auth.
          5.00%, 3/1/22 (MBIA Insured)                      1,650        1,610
-------------------------------------------------------------------------------
Total Massachusetts (Cost  $40,289)                                     38,838

MICHIGAN  2.7%
Dickinson County Economic Dev., Champion Int'l.
          5.85%, 10/1/18                                    4,000        3,963
-------------------------------------------------------------------------------
Flint Hosp. Building Auth., Hurley Medical Center
          5.375%, 7/1/28                                    3,000        2,211
-------------------------------------------------------------------------------
Garden City Hosp. Fin. Auth.
          5.625%, 9/1/10                                    1,265        1,059
-------------------------------------------------------------------------------
          5.75%, 9/1/17                                     1,500        1,168
-------------------------------------------------------------------------------
Michigan Hosp. Fin. Auth.
     Pontiac Osteopathic Hosp., 6.00%, 2/1/24           $   7,735   $    6,273
-------------------------------------------------------------------------------
     Saratoga Community Hosp.
          8.75%, 6/1/10 (Prerefunded 6/1/02+)               3,232        3,469
-------------------------------------------------------------------------------
     Trinity Health, VRDN (Currently 3.50%)                 3,500        3,500
-------------------------------------------------------------------------------
Michigan Strategic Fund
     Waste Management
          5.20%, 4/1/10 *                                   6,500        6,087
-------------------------------------------------------------------------------
          6.625%, 12/1/12 *                                 1,000        1,014
-------------------------------------------------------------------------------
Univ. of Michigan, VRDN (Currently 3.15%)                     900          900
-------------------------------------------------------------------------------
Total Michigan (Cost  $30,383)                                          29,644

MINNESOTA  0.6%
Minneapolis, Walker Methodist Senior Services
          6.00%, 11/15/28                                   7,500        6,360
-------------------------------------------------------------------------------
Total Minnesota (Cost  $7,450)                                           6,360

MISSISSIPPI  1.9%
Mississippi Business Fin.
          5.90%, 5/1/22                                     5,675        5,446
-------------------------------------------------------------------------------
     Systems Energy Resources, 5.875%, 4/1/22              10,000        9,569
-------------------------------------------------------------------------------
Mississippi Hosp. Equipment & Fac. Auth.
     Magnolia Hosp., 7.375%, 10/1/21
          (Prerefunded 10/1/01+)                            3,000        3,119
-------------------------------------------------------------------------------
Warren County, Int'l. Paper, 6.75%, 8/1/21 *                2,000        2,087
-------------------------------------------------------------------------------
Total Mississippi (Cost  $20,411)                                       20,221

MISSOURI  1.5%
Good Shepherd Nursing Home Dist.
     Nursing Home Fac.
          5.45%, 8/15/08                                    1,090        1,014
-------------------------------------------------------------------------------
          5.90%, 8/15/23                                    2,000        1,670
-------------------------------------------------------------------------------
Hannibal IDA, Hannibal Medical Center
          9.50%, 3/1/22 (Prerefunded 9/1/01+)               3,550        3,821
-------------------------------------------------------------------------------
Joplin IDA, Tri-State Osteopathic Hosp.
          8.25%, 12/15/14 (Prerefunded 12/15/01+)       $   1,025   $    1,079
-------------------------------------------------------------------------------
Lee's Summit IDA, John Knox Village, 7.125%, 8/15/12        1,425        1,453
-------------------------------------------------------------------------------
Missouri HEFA, Still Regional Medical Center
          7.70%, 2/1/13 (Prerefunded 2/1/02+)               4,170        4,388
-------------------------------------------------------------------------------
Newton County IDA, 7.125%, 11/1/08                          1,210        1,202
-------------------------------------------------------------------------------
St. Louis Airport, 6.00%, 1/1/04                            1,285        1,318
-------------------------------------------------------------------------------
Total Missouri (Cost  $15,707)                                          15,945

MONTANA  0.4%
Montana Board of Housing
          7.85%, 10/1/04 (FHA Guaranteed)                     390          403
-------------------------------------------------------------------------------
     Single Family
          6.00%, 12/1/29 *                                  4,000        4,135
-------------------------------------------------------------------------------
          8.40%, 10/1/03 *                                    215          218
-------------------------------------------------------------------------------
Total Montana (Cost  $4,605)                                             4,756

NEBRASKA  0.9%
City of Kearney, Great Platte River Road, 6.75%, 1/1/23     5,000        3,150
-------------------------------------------------------------------------------
Nebraska Investment Fin. Auth.
          6.30%, 9/1/20 *                                   6,000        6,358
-------------------------------------------------------------------------------
Total Nebraska (Cost  $10,881)                                           9,508

NEVADA  2.4%
Clark County IDR
     Nevada Power
          5.50%, 10/1/30                                    3,500        3,026
-------------------------------------------------------------------------------
          5.90%, 11/1/32 *                                 15,600       13,985
-------------------------------------------------------------------------------
     Southwest Gas
          7.30%, 9/1/27                                     3,000        3,107
-------------------------------------------------------------------------------
          7.50%, 9/1/32 *                                   5,000        5,177
-------------------------------------------------------------------------------
Nevada Housing Division
          9.35%, 10/1/02                                       80           81
-------------------------------------------------------------------------------
          9.45%, 10/1/03 *                                    205          208
-------------------------------------------------------------------------------
          9.65%, 10/1/02 *                                    115          117
-------------------------------------------------------------------------------
Total Nevada (Cost  $27,004)                                            25,701

NEW HAMPSHIRE  0.3%
New Hampshire HHEFA, Catholic Medical Center
          8.25%, 7/1/13                                 $   3,000   $    3,019
-------------------------------------------------------------------------------
Total New Hampshire (Cost  $2,976)                                       3,019

NEW JERSEY  3.6%
Camden County Improvement Auth.
     Kaighn Point Marine Terminal, 8.00%, 6/1/27 *          4,000        2,992
-------------------------------------------------------------------------------
Gloucester County Improvement Auth., Waste Management
          6.85%, 12/1/09                                    1,000        1,079
-------------------------------------------------------------------------------
New Jersey Economic Dev. Auth.
     Continental Airlines, 6.25%, 9/15/19 *                14,000       13,258
-------------------------------------------------------------------------------
     Evergreens, 6.00%, 10/1/17                             1,300        1,124
-------------------------------------------------------------------------------
     Franciscan Oaks, 5.75%, 10/1/23                        1,775        1,433
-------------------------------------------------------------------------------
     Kapkowski Road Landfill
          6.375%, 4/1/18                                    2,000        2,013
-------------------------------------------------------------------------------
          6.375%, 4/1/31                                    2,000        2,020
-------------------------------------------------------------------------------
     Keswick Pines
          5.75%, 1/1/24                                     3,885        3,111
-------------------------------------------------------------------------------
          8.75%, 1/1/24 (Prerefunded 1/1/04+)               5,825        6,694
-------------------------------------------------------------------------------
New Jersey Sports & Exposition Auth., Monmouth Park
          8.00%, 1/1/25 (Prerefunded 1/1/05+)               5,250        6,136
-------------------------------------------------------------------------------
Total New Jersey (Cost  $39,899)                                        39,860

NEW YORK  8.5%
Dormitory Auth. of the State of New York
     City Univ.
          5.625%, 7/1/16                                    3,100        3,358
-------------------------------------------------------------------------------
          6.00%, 7/1/14                                     2,730        3,052
-------------------------------------------------------------------------------
     Dept. of Health, 5.50%, 7/1/25 (MBIA Insured)          3,500        3,550
-------------------------------------------------------------------------------
     Mount Sinai Health, 6.50%, 7/1/25                      3,500        3,716
-------------------------------------------------------------------------------
     State Univ. Ed. Fac.
          5.25%, 5/15/13                                    5,000        5,243
-------------------------------------------------------------------------------
          5.25%, 5/15/19                                    5,000        5,142
-------------------------------------------------------------------------------
          5.875%, 5/15/17                                   3,000        3,341
-------------------------------------------------------------------------------
Huntington Housing Auth.
     Gurwin Jewish Senior Residences, 6.00%, 5/1/39     $   1,140   $      944
-------------------------------------------------------------------------------
Metropolitan Transportation Auth., Service Contract
          5.50%, 7/1/17                                     4,000        4,263
-------------------------------------------------------------------------------
New York City, GO
          5.75%, 2/1/14                                     8,140        8,576
-------------------------------------------------------------------------------
          5.875%, 3/15/13                                   2,750        2,930
-------------------------------------------------------------------------------
          6.00%, 2/15/16                                    2,810        2,947
-------------------------------------------------------------------------------
          6.20%, 8/1/07 (Prerefunded 8/1/04+)                 120          131
-------------------------------------------------------------------------------
          6.20%, 8/1/07                                     4,705        5,072
-------------------------------------------------------------------------------
          6.25%, 8/1/09                                     7,000        7,716
-------------------------------------------------------------------------------
New York City Health & Hosp., Health System Bonds
          5.25%, 2/15/17                                    6,000        5,898
-------------------------------------------------------------------------------
New York City Municipal Water Fin.Auth.,Water and Sewer
          5.50%, 6/15/23                                    5,000        5,074
-------------------------------------------------------------------------------
New York State Mortgage Agency, Homeowner Mortgage
          5.90%, 4/1/27                                     4,000        4,142
-------------------------------------------------------------------------------
New York State Thruway Auth.
          5.50%, 4/1/16 (FGIC Insured)                      1,500        1,583
-------------------------------------------------------------------------------
Oneida County IDA, Civic Fac.,
     St. Elizabeth Medical Center
          5.625%, 12/1/09                                   1,400        1,312
-------------------------------------------------------------------------------
          5.875%, 12/1/29                                   2,750        2,143
-------------------------------------------------------------------------------
          6.00%, 12/1/19                                    2,520        2,125
-------------------------------------------------------------------------------
Suffolk County IDA
          7.25%, 11/1/28                                    2,000        2,001
-------------------------------------------------------------------------------
     Jeffersons Ferry, 7.20%, 11/1/19                       1,250        1,242
-------------------------------------------------------------------------------
Yonkers IDA, Civic Fac.
     Community Dev. Properties
          6.625%, 2/1/26                                    5,750        5,770
-------------------------------------------------------------------------------
     St. Joseph Hosp., 6.15%, 3/1/15                        2,500        2,203
-------------------------------------------------------------------------------
Total New York (Cost  $87,308)                                          93,474

NORTH CAROLINA  2.1%
North Carolina Eastern Municipal Power Agency
          6.75%, 1/1/26                                    10,125       10,721
-------------------------------------------------------------------------------
North Carolina Medical Care Commission
     Presbyterian Homes
          6.875%, 10/1/21                                   1,450        1,460
-------------------------------------------------------------------------------
          7.00%, 10/1/31                                    4,000        4,029
-------------------------------------------------------------------------------
North Carolina Medical Care Commission
     Valdese General Hosp.
          8.75%, 10/1/16 (Prerefunded 10/1/01+)         $   1,850   $    1,941
-------------------------------------------------------------------------------
North Carolina Municipal Power Agency
     Catawba Electric
          5.90%, 1/1/03                                     1,000        1,024
-------------------------------------------------------------------------------
          6.375%, 1/1/13                                    3,000        3,240
-------------------------------------------------------------------------------
Total North Carolina (Cost  $21,429)                                    22,415

NORTH DAKOTA  0.6%
Grand Forks Health Care, Altru Health Systems
          7.125%, 8/15/24                                   2,000        2,078
-------------------------------------------------------------------------------
Mercer County, PCR, Basin Electrical Power
          7.20%, 6/30/13 (AMBAC Insured)                    3,500        4,272
-------------------------------------------------------------------------------
Total North Dakota (Cost  $5,950)                                        6,350

OHIO  3.4%
Akron, Municipal Baseball Stadium, COP
          STEP 0%, 12/1/16                                  2,200        2,272
-------------------------------------------------------------------------------
Cambridge, Guernsey Memorial Hosp., 8.00%, 12/1/11          1,500        1,545
-------------------------------------------------------------------------------
Cleveland Parking Fac.
          8.10%, 9/15/22 (Prerefunded 9/15/02+)            10,000       10,863
-------------------------------------------------------------------------------
Fairfield Economic Dev. Auth., Beverly Enterprises
          8.50%, 1/1/03                                       940          958
-------------------------------------------------------------------------------
Montgomery County, Catholic Health Initiatives
          6.00%, 12/1/19                                    3,500        3,683
-------------------------------------------------------------------------------
     Kettering Medical Center
          6.75%, 4/1/18                                     2,100        2,121
-------------------------------------------------------------------------------
Ohio Air Quality Dev. Auth., PCR, Cleveland Electric
          6.00%, 8/1/20                                     2,700        2,680
-------------------------------------------------------------------------------
Ohio Housing Fin. Agency, Single Family
     Inverse Floater
          9.77%, 3/31/31 (GNMA Guaranteed) *                  415          436
-------------------------------------------------------------------------------
Ohio Water Dev. Auth.
     Bay Shore Power
          5.375%, 9/1/02 *                                  2,800        2,750
-------------------------------------------------------------------------------
Ohio Water Dev. Auth.
     PCR, Cleveland Electric
          6.10%, 8/1/20 *                               $   2,600   $    2,587
-------------------------------------------------------------------------------
          7.70%, 8/1/25                                     2,800        3,031
-------------------------------------------------------------------------------
     Toledo Edison, 8.00%, 10/1/23 *                        3,700        4,013
-------------------------------------------------------------------------------
Total Ohio (Cost  $34,996)                                              36,939

OKLAHOMA  1.1%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15          4,300        4,008
-------------------------------------------------------------------------------
Tulsa Municipal Airport, American Airlines
          6.25%, 6/1/20                                     2,750        2,747
-------------------------------------------------------------------------------
          7.60%, 12/1/30 *                                  5,240        5,361
-------------------------------------------------------------------------------
Total Oklahoma (Cost  $12,030)                                          12,116

OREGON  0.1%
Western Generation Agency, Wauna Cogeneration
          7.25%, 1/1/09 *                                   1,500        1,529
-------------------------------------------------------------------------------
Total Oregon (Cost  $1,496)                                              1,529

PENNSYLVANIA  5.3%
Allegheny County Hosp. Dev. Auth.
     St. Francis Medical Center
          5.75%, 5/15/27                                    2,000        1,370
-------------------------------------------------------------------------------
          9.25%, 11/15/30                                   3,000        2,838
-------------------------------------------------------------------------------
Beaver County IDA, PCR
     Cleveland Electric, 7.625%, 5/1/25                     2,400        2,556
-------------------------------------------------------------------------------
     Toledo Edison
          4.85%, 6/1/04                                     1,800        1,783
-------------------------------------------------------------------------------
          7.75%, 5/1/20                                     2,000        2,149
-------------------------------------------------------------------------------
Berks County IDA, Lutheran Home at Topton
          6.875%, 1/1/23 (AMBAC Insured)                    5,310        5,558
-------------------------------------------------------------------------------
Bucks County IDA
     Health Care Fac.
          6.20%, 5/1/19                                     1,275        1,108
-------------------------------------------------------------------------------
          6.30%, 5/1/29                                     8,475        7,167
-------------------------------------------------------------------------------
Lancaster County Hosp. Auth., St. Annes Home
          6.60%, 4/1/24                                     3,200        2,863
-------------------------------------------------------------------------------
Montgomery County HHEFA
     Redeemer Long-Term Care
          8.00%, 6/1/22 (Prerefunded 6/1/02+)           $   5,755   $    6,114
-------------------------------------------------------------------------------
          8.20%, 6/1/06 (Prerefunded 6/1/02+)                 650          692
-------------------------------------------------------------------------------
     Brittany Pointe, 8.50%, 1/1/22(Prerefunded 1/1/03+)    2,500        2,762
-------------------------------------------------------------------------------
     Philadelphia Geriatric Center
          7.00%, 12/1/12                                    3,360        3,270
-------------------------------------------------------------------------------
          7.25%, 12/1/19                                    2,500        2,406
-------------------------------------------------------------------------------
          7.375%, 12/1/33                                   1,900        1,857
-------------------------------------------------------------------------------
Pennsylvania Housing Fac. Auth., 9.832%, 10/1/23 *          1,500        1,583
-------------------------------------------------------------------------------
Philadelphia Auth. for Ind. Dev.
     Baptist Home of Philadelphia, 5.60%, 11/15/28          3,025        2,276
-------------------------------------------------------------------------------
     Pauls Run Retirement Community
          5.75%, 5/15/18                                    1,400        1,156
-------------------------------------------------------------------------------
          5.85%, 5/15/13                                    1,165        1,020
-------------------------------------------------------------------------------
          5.875%, 5/15/28                                   3,400        2,706
-------------------------------------------------------------------------------
Westmoreland County IDA, Health Care Fac., Redstone
          8.00%, 11/15/23                                   5,000        4,907
-------------------------------------------------------------------------------
Total Pennsylvania (Cost  $59,585)                                      58,141

PUERTO RICO  0.2%
Puerto Rico Ind., Tourist, Ed.,
     Medical & Environmental Fac.
     Cogen Fac., 6.625%, 6/1/26 *                           2,000        2,105
-------------------------------------------------------------------------------
Total Puerto Rico (Cost  $1,994)                                         2,105

RHODE ISLAND  0.6%
Rhode Island Housing & Mortgage Fin.
     Residual Interest/Inverse Floater
          10.215%, 4/1/24 *                                 1,000        1,056
-------------------------------------------------------------------------------
     Homeownership Opportunity, 6.70%, 10/1/14              5,000        5,259
-------------------------------------------------------------------------------
Total Rhode Island (Cost  $6,000)                                        6,315

SOUTH CAROLINA  3.5%
Connector 2000 Assoc.
     Greenville Toll Road
          Zero Coupon, 1/1/08                               2,600        1,510
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/10                               2,900        1,438
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/13                               5,200        2,165
-------------------------------------------------------------------------------
Connector 2000 Assoc.
     Greenville Toll Road
          Zero Coupon, 1/1/20                           $   9,900   $    2,415
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/21                              12,300        2,773
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/24                               8,500        1,513
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/26                               6,700        1,026
-------------------------------------------------------------------------------
          Zero Coupon, 1/1/31                              21,100        2,214
-------------------------------------------------------------------------------
Georgetown County, Int'l. Paper
          6.25%, 9/1/23 *                                   2,000        2,005
-------------------------------------------------------------------------------
Piedmont Municipal Power Agency
          5.25%, 1/1/15                                     1,500        1,355
-------------------------------------------------------------------------------
          5.25%, 1/1/21                                     1,000          882
-------------------------------------------------------------------------------
          5.75%, 1/1/24                                     5,000        4,637
-------------------------------------------------------------------------------
Richland County PCR
     Union Camp
          6.55%, 11/1/20                                      500          510
-------------------------------------------------------------------------------
          6.625%, 5/1/22                                    3,405        3,451
-------------------------------------------------------------------------------
South Carolina Jobs Economic Dev. Auth.
     First Mortgage Lutheran Homes, 6.625%, 5/1/20          5,500        5,334
-------------------------------------------------------------------------------
South Carolina Public Service Auth.
          5.875%, 1/1/23 (FGIC Insured)                     5,000        5,236
-------------------------------------------------------------------------------
Total South Carolina (Cost  $43,383)                                    38,464

SOUTH DAKOTA  0.2%
South Dakota HDA, 6.65%, 5/1/14                             2,180        2,269
-------------------------------------------------------------------------------
Total South Dakota (Cost  $2,180)                                        2,269

TENNESSEE  0.4%
Metropolitan Gov't. of Nashville & Davidson Counties
     Mur-Ci Homes, 7.75%, 12/1/26                           4,510        4,269
-------------------------------------------------------------------------------
Total Tennessee (Cost  $4,387)                                           4,269

TEXAS  7.7%
Abilene Health Fac. Dev.
          5.875%, 11/15/18                                  3,750        3,164
-------------------------------------------------------------------------------
          5.90%, 11/15/25                                   2,750        2,232
-------------------------------------------------------------------------------
Abilene Health Fac. Dev.
     Sears Methodist Retirement
          5.875%, 11/15/18                              $   1,000   $      837
-------------------------------------------------------------------------------
          6.00%, 11/15/29                                   3,500        2,839
-------------------------------------------------------------------------------
Alliance Airport Auth.,American Airlines
          7.00%, 12/1/11 *                                  3,070        3,373
-------------------------------------------------------------------------------
Amarillo Health Fac. Dev., Sears Panhandle Retirement
          7.75%, 8/15/26 (Prerefunded 8/15/06+)             4,800        5,777
-------------------------------------------------------------------------------
Bell County Health Fac. Dev., King's Daughter Hosp.
          9.25%, 7/1/08                                     2,425        2,478
-------------------------------------------------------------------------------
Brazos River Auth., Houston Lighting & Power
          6.375%, 4/1/12 (MBIA Insured)                    10,000       10,588
-------------------------------------------------------------------------------
Denison Hosp. Auth.
     Texoma Medical Center
          6.125%, 8/15/27                                   3,770        3,032
-------------------------------------------------------------------------------
          7.10%, 8/15/24                                    2,405        2,299
-------------------------------------------------------------------------------
          7.10%, 8/15/24 (Prerefunded 8/15/04+)             1,245        1,395
-------------------------------------------------------------------------------
Falls County Jail Fac. Fin., Criminal Detention Center
          9.75%, 8/1/09                                       575            0
-------------------------------------------------------------------------------
Gainesville IDC, GTE Valenite, 8.90%, 5/15/11 *             2,670        2,757
-------------------------------------------------------------------------------
Gulf Coast Waste Disposal Auth., PCR, Amoco Oil Project
          VRDN (Currently 3.10%)                            1,000        1,000
-------------------------------------------------------------------------------
Harris County Health Fac. Dev., Memorial Hosp.
          7.125%, 6/1/15 (Prerefunded 6/1/02+)              5,000        5,320
-------------------------------------------------------------------------------
Houston, 6.40%, 6/1/27                                      4,250        4,486
-------------------------------------------------------------------------------
Houston Airport, Continental Airlines,6.125%, 7/15/27 *     6,500        5,759
-------------------------------------------------------------------------------
LaSalle County Jail Fac. Fin.,Criminal Detention Center
          9.75%, 8/1/09++                                     560            0
-------------------------------------------------------------------------------
Matagorda County Navigation Dist., 5.20%, 11/1/02           3,000        3,038
-------------------------------------------------------------------------------
North Central Health Fac. Dev., 7.25%, 11/15/19             3,000        2,916
-------------------------------------------------------------------------------
Paris Health Fac. Dev.
     McCuistion Regional Medical Center
          7.60%, 2/1/12 (Prerefunded 2/1/02+)               4,065        4,290
-------------------------------------------------------------------------------
Pecos County Jail Fac. Fin., Criminal Detention Center
          9.75%, 8/1/09++                                     565            0
-------------------------------------------------------------------------------
San Antonio Health Fac. Dev., 8.25%, 12/1/19                1,000        1,021
-------------------------------------------------------------------------------
San Saba County Jail Fac. Fin.
     Criminal Detention Center
          9.75%, 8/1/09++                                     550            0
-------------------------------------------------------------------------------
Texas, GO, Veterans Housing Assistance, 6.25%, 12/1/15         90           90
-------------------------------------------------------------------------------
Tomball Hosp. Auth.
     Tomball Regional Hosp.
          6.00%, 7/1/19                                 $   2,000   $    1,752
-------------------------------------------------------------------------------
          6.00%, 7/1/25                                     3,750        3,225
-------------------------------------------------------------------------------
          6.10%, 7/1/08                                     5,000        4,874
-------------------------------------------------------------------------------
Tyler Health Fac. Dev.
     Mother Frances Hosp.
          5.40%, 7/1/08                                     1,315        1,251
-------------------------------------------------------------------------------
          5.625%, 7/1/13                                    4,960        4,398
-------------------------------------------------------------------------------
Total Texas (Cost  $84,636)                                             84,191

UTAH  0.1%
Tooele County, PCR, Laidlaw Environmental
          7.55%, 7/1/27 *++                                 2,000           57
-------------------------------------------------------------------------------
Utah Housing Fin. Agency
          6.25%, 7/1/05                                        45           46
-------------------------------------------------------------------------------
          7.50%, 7/1/05                                       290          301
-------------------------------------------------------------------------------
          7.60%, 7/1/05                                       240          246
-------------------------------------------------------------------------------
          7.75%, 7/1/05                                       265          272
-------------------------------------------------------------------------------
          7.75%, 1/1/23 *                                      25           25
-------------------------------------------------------------------------------
          8.55%, 7/1/04                                        65           66
-------------------------------------------------------------------------------
          8.65%, 7/1/04                                       145          148
-------------------------------------------------------------------------------
          9.60%, 7/1/02 *                                       5            5
-------------------------------------------------------------------------------
          9.75%, 7/1/02                                         5            5
-------------------------------------------------------------------------------
          9.85%, 7/1/02 *                                      25           25
-------------------------------------------------------------------------------
Total Utah (Cost  $3,110)                                                1,196

VERMONT  0.1%
Vermont Ed. & Health Buildings Fin. Agency
     Medical Center Hosp. of Vermont
          6.25%, 9/1/23 (FGIC Insured)                      1,400        1,460
-------------------------------------------------------------------------------
Total Vermont (Cost  $1,400)                                             1,460

VIRGINIA  2.9%
Bedford County IDA, Nekoosa Packaging
          5.60%, 12/1/25 *                                  1,800        1,571
-------------------------------------------------------------------------------
Charles County IDA, Waste Management
          4.875%, 2/1/09 *                              $   5,000   $    4,619
-------------------------------------------------------------------------------
Chesterfield County IDA, Bon Secours Health System
          5.70%, 11/15/03                                   6,000        6,044
-------------------------------------------------------------------------------
Goochland County IDA, Nekoosa Packaging
          5.65%, 12/1/25 *                                  2,000        1,758
-------------------------------------------------------------------------------
Norfolk Port & Ind. Auth., Henson Aviation
          9.625%, 8/1/12 *                                    590          620
-------------------------------------------------------------------------------
Pittsylvania County IDA, 7.55%, 1/1/19 *                    2,500        2,359
-------------------------------------------------------------------------------
Pocahontas Parkway Assoc.
          Zero Coupon, 8/15/10                              3,600        1,815
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/13                              2,800        1,127
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/14                              3,100        1,155
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/15                              3,200        1,105
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/17                              2,095          619
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/19                              4,000        1,011
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/22                              4,600          920
-------------------------------------------------------------------------------
          Zero Coupon, 8/15/23                              4,700          872
-------------------------------------------------------------------------------
Roanoke IDA
     Carilion Health Systems, VRDN (Currently 3.15%)        2,700        2,700
-------------------------------------------------------------------------------
     Roanoke Memorial Hosp., Carilion Health System
          VRDN (Currently 3.15%)                            1,600        1,600
-------------------------------------------------------------------------------
          VRDN (Currently 3.45%)                            1,595        1,595
-------------------------------------------------------------------------------
Total Virginia (Cost  $32,862)                                          31,490

WASHINGTON  1.8%
Snohomish County Housing Auth.
     Millwood Estates Project
          5.50%, 6/1/29                                     3,750        3,676
-------------------------------------------------------------------------------
          6.25%, 6/1/29                                       680          636
-------------------------------------------------------------------------------
Washington, GO, 5.70%, 10/1/15                              7,500        8,252
-------------------------------------------------------------------------------
Washington Public Power Supply System
          Zero Coupon, 7/1/14 (FSA Insured)                 6,400        3,286
-------------------------------------------------------------------------------
          6.30%, 7/1/12                                     2,000        2,286
-------------------------------------------------------------------------------
          7.25%, 7/1/09                                     1,000        1,154
-------------------------------------------------------------------------------
Total Washington (Cost  $17,305)                                        19,290

WEST VIRGINIA  0.5%
West Virginia Hosp. Fin. Auth., Oak Hill Hosp.
          6.75%, 9/1/22                                 $   5,000   $    5,277
-------------------------------------------------------------------------------
Total West Virginia (Cost  $4,921)                                       5,277

WISCONSIN  1.0%
Green Bay Redev. Auth., Fort James, 5.60%, 5/1/19 *         3,000        2,654
-------------------------------------------------------------------------------
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 *     2,800        2,183
-------------------------------------------------------------------------------
Wisconsin HEFA, National Regency of New Berlin
          8.00%, 8/15/25                                    5,920        6,166
-------------------------------------------------------------------------------
Total Wisconsin (Cost  $11,576)                                         11,003

WYOMING  1.1%
Sweetwater County, PCR
     Idaho Power
          VRDN (Currently 3.20%)                              800          800
-------------------------------------------------------------------------------
     FMC
          6.90%, 9/1/24 *                                   5,000        5,064
-------------------------------------------------------------------------------
          7.00%, 6/1/24 *                                   2,785        2,831
-------------------------------------------------------------------------------
Wyoming CDA
          5.70%, 12/1/35                                    2,700        2,734
-------------------------------------------------------------------------------
     Single Family, 6.70%, 6/1/17                             930          946
-------------------------------------------------------------------------------
Total Wyoming (Cost  $11,731)                                           12,375

PREFERRED SHARES  0.6%
MuniMae TE Bond Subsidiary Cum. Pfd. Shares (Series A)
          (144a), 6.875%, 6/30/09 *                         6,000        6,028
-------------------------------------------------------------------------------
Total Preferred Shares (Cost  $6,000)                                    6,028


Total Investments in Securities
98.7% of Net Assets (Cost  $1,073,588)                              $1,080,491

Futures Contracts
In thousands                               Contract   Unrealized
                               Expiration     Value   Gain (Loss)
                               ---------- ---------   -----------
Short, 30 ten year U.S.
Treasury contracts, $55,000
par of 8.50% Baldwin County
Eastern Shore Health Care Auth.
bonds pledged as initial margin   03/01    $  3,190     $   (63)
Net payments (receipts) of
variation margin to date                                     49
Variation margin receivable
(payable) on open
futures contracts                                                          (14)

Other Assets Less Liabilities                                           14,609

NET ASSETS                                                          $1,095,086
Net Assets Consist of:
Accumulated net investment income - net of distributions            $      205
Accumulated net realized gain/loss - net of distributions              (29,272)
Net unrealized gain (loss)                                               6,840
Paid-in-capital applicable to 94,717,233 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized     1,117,313

NET ASSETS                                                          $1,095,086

NET ASSET VALUE PER SHARE                                           $    11.56

     *  Interest subject to alternative minimum tax
     +  Used in determining portfolio maturity
    ++  Non-Income Producing
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.1% of net assets.
 AMBAC  AMBAC Indemnity Corp.
   CDA  Community Development Administration
   COP  Certificates of Participation
  FGIC  Financial Guaranty Insurance Company
   FHA  Federal Housing Authority
   FSA  Financial Security Assurance Corp.
  GNMA  Government National Mortgage Association
    GO  General Obligation
   HDA  Housing Development Authority
  HEFA  Health & Educational Facility Authority
   HFA  Health Facility Authority
  HFFA  Health Facility Financing Authority
 HHEFA  Health & Higher Educational Facility Authority
   IDA  Industrial Development Authority
   IDB  Industrial Development Bond
   IDC  Industrial Development Corp.
   IDR  Industrial Development Revenue
  MBIA  Municipal Bond Investors Assurance Corp.
   PCR  Pollution Control Revenue
   PFA  Public Facility Authority
  VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

================================================================================
T. Rowe Price Tax-Free High Yield Fund
--------------------------------------
STATEMENT OF OPERATIONS
-----------------------                                            In thousands
                                                                           Year
                                                                          Ended
                                                                        2/28/01

Investment Income (Loss)
Interest income                                                      $   71,288
Expenses
Investment management                                                     6,644
Shareholder servicing                                                       766
Custody and accounting                                                      202
Prospectus and shareholder reports                                          101
Registration                                                                 29
Legal and audit                                                              22
Directors                                                                    10
Miscellaneous                                                                 8
Total expenses                                                            7,782
Expenses paid indirectly                                                     (3)
Net expenses                                                              7,779
Net investment income (loss)                                             63,509
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities                                                               (6,622)
Futures                                                                    (124)
Net realized gain (loss)                                                 (6,746)
Change in net unrealized gain or loss
Securities                                                               40,185
Futures                                                                     (63)
Change in net unrealized gain or loss                                    40,122
Net realized and unrealized gain (loss)                                  33,376
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   96,885

The accompanying notes are an integral part of these financial statements.

================================================================================
T. Rowe Price Tax-Free High Yield Fund
--------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                In thousands
                                                          Year
                                                         Ended
                                                       2/28/01        2/29/00
                                                       -------        -------
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)                       $    63,509    $    69,782
Net realized gain (loss)                                (6,746)       (18,192)
Change in net unrealized gain or loss                   40,122       (122,602)
Increase (decrease) in net assets from operations       96,885        (71,012)
Distributions to shareholders
Net investment income                                  (63,555)       (69,782)
Capital share transactions *
Shares sold                                            143,291        205,028
Distributions reinvested                                42,539         47,976
Shares redeemed                                       (204,066)      (389,349)
Increase (decrease) in net assets from capital
share transactions                                     (18,236)      (136,345)
Net Assets
Increase (decrease) during period                       15,094       (277,139)
Beginning of period                                  1,079,992      1,357,131
End of period                                      $ 1,095,086    $ 1,079,992

* Share information
  Shares sold                                           12,583         17,120
  Distributions reinvested                               3,734          4,059
  Shares redeemed                                      (17,963)       (33,163)
  Increase (decrease) in shares outstanding             (1,646)       (11,984)

The accompanying notes are an integral part of these financial statements.

================================================================================
T. Rowe Price Tax-Free High Yield Fund
--------------------------------------                        February 28, 2001
NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide -- Audits of Investment Companies (the guide), which will be adopted by the fund as of March 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations. Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities At February 28, 2001, approximately 30% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Futures Contracts During the year ended February 28, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $156,855,000 and $194,484,000, respectively, for the year ended February 28, 2001.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001, the fund has $28,183,000 of capital loss carryforwards, $12,470,000 of which expires in 2008, and $15,713,000 in 2009. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 2001. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.


      Undistributed net investment income     $       108,000
      Undistributed net realized gain                (108,000)


     At February 28, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,073,588,000. Net unrealized gain aggregated $6,903,000 at period-end, of which $51,213,000 related to appreciated investments and $44,310,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $518,000 was payable at February 28, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $638,000 for the year ended February 28, 2001, of which $54,000 was payable at period-end.

================================================================================
T. Rowe Price Tax-Free High Yield Fund
--------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free High Yield Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Tax-Free High Yield Fund, Inc. ("the Fund") at February 28, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2001


================================================================================
T. Rowe Price Tax-Free High Yield Fund
--------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 2/28/01

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The  fund's  distributions  to  shareholders   included  $63,644,000  which
qualified as exempt-interest dividends.

================================================================================
For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access  1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

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T ROWE PRICE LOGO

T. Rowe Price Investment Services, Inc., Distributor.        F59-050  2/28/01